Intangible Liabilities - Charter Agreements (Tables)	6 Months Ended
Jun. 30, 2023
Intangible Liabilities - Charter Agreements - Schedule of Intangible Liabilities (Table)

	June 30, 2023	December 31, 2022
Opening balance	$14,218	$55,376
Disposals (*)	(476)	–
Amortization	(5,045)	(41,158)
Total	$8,697	$14,218

(*)	The unamortized portion of GSL Amstel intangible liability-charter agreement when vessel was sold on March 23, 2023.

Intangible Liabilities - Charter Agreements - Aggregate Amortization of Intangible Liabilities (Table)
Amount
June 30, 2024	$6,041
June 30, 2025	2,383
June 30, 2026	273
$8,697